Dividend Payments (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Resolution	May 23, 2011	May 20, 2010
Type of shares	Common stock	Common stock
Total dividends paid	¥ 8,599	¥ 8,061
Dividend per share	¥ 80.00	¥ 75.00
Date of record for dividend	Mar. 31, 2011	Mar. 31, 2010
Effective date for dividend	Jun. 02, 2011	Jun. 02, 2010
Dividend resource	Retained earnings	Retained earnings